NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
NON-CONTROLLING INTERESTS

14. NON-CONTROLLING INTERESTS

Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2017	2016
Participating non-controlling interests - in operating subsidiaries	$6,298	$5,589
General partnership interest in a holding subsidiary held by Brookfield	58	55
Participating non-controlling interests - in a holding subsidiary -
Redeemable/Exchangeable units held by Brookfield	2,843	2,680
Preferred equity	616	576
	$9,815	$8,900

Participating non-controlling interests – in operating subsidiaries

The net change in participating non-controlling interests – in operating subsidiaries is as follows:

						Isagen
	Brookfield				Isagen	public
	Americas	Brookfield	Brookfield	The	institu-	non-con
Infrastructure		Infrastructure	Infrastructure	Catalyst	tional	-trolling
(MILLIONS)	Fund	Fund II	Fund III	Group	investors	interests	Other	Total
As at December 31, 2014	$914	$937	$-	$126	$-	$-	$85	$2,062
Net income	26	27	-	14	-	-	2	69
OCI	89	144	-	(12)	-	-	(17)	204
Capital contributions	-	460	-	-	-	-	-	460
Distributions	(70)	(126)	-	(7)	-	-	(5)	(208)
Other	(1)	(1)	-	-	-	-	2	-
As at December 31, 2015	$958	$1,441	$-	$121	$-	$-	$67	$2,587
Net (loss) income	(18)	(16)	15	16	47	19	2	65
OCI	46	228	-	2	148	205	6	635
Capital contributions	-	74	1,074	-	1,473	-	-	2,621
Acquisition	-	-	-	-	-	1,417	-	1,417
Distributions	(23)	(73)	(7)	(12)	-	-	(4)	(119)
MTO adjustments	-	-	3	-	7	(1,627)	-	(1,617)
As at December 31, 2016	$963	$1,654	$1,085	$127	$1,675	$14	$71	$5,589
Net (loss) income	(29)	(13)	33	12	47	-	3	53
OCI	(76)	269	111	2	78	(1)	-	383
Capital contributions	-	89	186	-	19	-	-	294
Acquisition	-	-	525	-	-	-	-	525
Distributions	(8)	(317)	(88)	(7)	(115)	-	(4)	(539)
Purchase of Isagen shares	-	-	(1)	-	(5)	5	-	(1)
Other	-	-	1	-	2	(9)	-	(6)
As at December 31, 2017	$850	$1,682	$1,852	$134	$1,701	$9	$70	$6,298
Interests held by third parties	75-80%	50-60%	23-71%	25%	53%	0.5%	21-50%

The privatization of the Isagen portfolio was completed on March 31, 2017 and its shares were delisted from the Colombia Stock Exchange. During the year ended December 31, 2017, Brookfield Renewable, together with its co-investors, acquired an additional 3,358,523 shares in Isagen. In accordance with IFRS 10, Consolidated Financial Statements, Brookfield Renewable is accounting for the additional interests in Isagen purchased subsequent to the initial investments as equity transactions related to the acquisition of non-controlling interest. As at December 31, 2017 Brookfield Renewable together with its co-investors owns approximately 99.5% interest in Isagen. The remaining approximately 0.5% ownership interest not held by Brookfield Renewable and its co-investors remains as non-controlling interest.

The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

	Brookfield
	Americas	Brookfield	Brookfield
	Infrastructure	Infrastructure	Infrastructure	The Catalyst
(MILLIONS)	Fund	Fund II	Fund III(1)	Group	Isagen(2)	Other	Total
Interests held by third parties	75-80%	50-60%	69-71%	25%	76%	21-50%
Place of business	United States,Brazil	United States,Brazil,Europe	United States, Brazil, India, China, South Africa	United States	Colombia	United States,Brazil,Canada
For the year ended
December 31, 2015:
Revenue	$136	$402	$-	$160	$-	$30	$728
Net income	34	49	-	56	-	8	147
Total comprehensive
income (loss)	144	247	-	8	-	(51)	348
Net income allocated to
non-controlling interests	26	27	-	14	-	2	69
For the year ended
December 31, 2016:
Revenue	$118	$394	$28	$164	$819	$27	$1,550
Net (loss) income	(22)	(23)	(8)	62	110	5	124
Total comprehensive
income (loss)	37	356	(8)	70	502	31	988
Net (loss) income allocated to
non-controlling interests	(18)	(16)	(5)	16	86	2	65
As at December 31, 2016:
Property, plant and
equipment, at fair value	$1,807	$4,816	$848	$970	$5,275	$417	$14,133
Total assets	1,865	5,125	855	1,072	6,539	428	15,884
Total borrowings	571	1,881	313	450	1,924	41	5,180
Total liabilities	631	2,235	319	466	3,396	60	7,107
Carrying value of non-
controlling interests	$963	$1,654	$383	$127	$2,391	$71	$5,589
For the year ended
December 31, 2017:
Revenue	$123	$430	$53	$135	$797	$32	$1,570
Net (loss) income	(34)	(20)	18	47	89	7	107
Total comprehensive
(loss) income	(133)	529	126	57	236	-	815
Net (loss) income allocated
to non-controlling interests	(29)	(13)	13	12	67	3	53
As at December 31, 2017:
Property, plant and
equipment, at fair value	$1,667	$5,153	$2,149	$964	$5,401	$411	$15,745
Total assets	1,718	5,430	3,294	1,066	6,526	426	18,460
Total borrowings	556	2,040	1,502	413	1,858	42	6,411
Total liabilities	628	2,422	1,678	432	3,336	63	8,559
Carrying value of non-
controlling interests	$850	$1,682	$1,138	$134	$2,424	$70	$6,298

  Excludes information relating to Isagen which is presented separately.
  The total third parties ownership interest in Isagen as of December 31, 2017 was 75.9% and comprised of Brookfield Infrastructure Fund III: 22.9%, Isagen Institutional investors 52.5% and Isagen public non-controlling interests: 0.5%.

General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield

Brookfield, as the owner of the 1% general partnership interest in BRELP held by Brookfield (“GP interest”), is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP Unit distributions exceed $0.375 per LP Unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP Unit distributions exceed $0.4225 per LP Unit, the incentive distribution is equal to 25% of distributions above this threshold.

Consolidated equity includes Redeemable/Exchangeable partnership units and the GP interest. The Redeemable/Exchangeable partnership units are held 100% by Brookfield, which at its discretion has the right to redeem these units for cash consideration. No Redeemable/Exchangeable partnership units have been redeemed for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Renewable on a one for one basis, the Redeemable/Exchangeable partnership units are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. The Redeemable/Exchangeable partnership units and GP interest are presented as non-controlling interests since they provide Brookfield the direct economic benefits and exposures to the underlying performance of BRELP. The LP Units issued by Brookfield Renewable and the Redeemable/Exchangeable partnership units issued by its subsidiary BRELP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable/Exchangeable partnership units and the GP interest participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP Units of Brookfield Renewable.

As at December 31, 2017, general partnership units, and Redeemable/Exchangeable partnership units outstanding were 2,651,506 (December 31, 2016: 2,651,506) and 129,658,623 (December 31, 2016: 129,658,623), respectively.

Distributions

The composition of the distributions for the year ended December 31 is presented in the following table:

(MILLIONS)	2017	2016
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	30	19
	$35	$24

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$243	$232
	$278	$256

The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield and Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield:

(MILLIONS)	2017	2016	2015
For the year ended December 31:
Revenue	$2,625	$2,452	$1,628
Net income	51	40	103
Comprehensive income	1,401	1,369	5
Net income allocated to(1):
GP interest	(1)	-	-
Redeemable/Exchangeable partnership units	(23)	(29)	1
As at December 31:
Property, plant and equipment, at fair value	$27,096	$25,257
Total assets	30,904	27,737
Total borrowings	11,766	10,182
Total liabilities	16,622	15,065
Carrying value of(2):
GP interest	58	55
Redeemable/Exchangeable partnership units	2,843	2,680

  Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 173.5 million, respectively (2016: 2.7 million, 129.7 million, and 156.4 million, respectively and 2015: 2.7 million, 129.7 million, and 143.3 million, respectively).
  Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units and LP Units of 2.7 million, 129.7 million, and 180.4 million, respectively (2016: 2.7 million, 129.7 million, and 166.8 million, respectively).

Preferred equity

Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

			Earliest	Dividends declared
		Cumulative	permitted	for the year ended
(MILLIONS EXCEPT	Shares	dividend	redemption	December 31
AS NOTED)	outstanding	rate (%)	date	2017	2016	2017	2016
Series 1 (C$136)	5.45	3.36	Apr 30, 2020	$4	$3	$108	$101
Series 2 (C$113)(1)	4.51	3.63	Apr 30, 2020	3	3	90	84
Series 3 (C$249)	9.96	4.40	Jul 31, 2019	8	8	197	185
Series 5 (C$103)	4.11	5.00	Apr 30, 2018	4	4	82	76
Series 6 (C$175)	7.00	5.00	Jul 31, 2018	7	7	139	130
	31.03			$26	$25	$616	$576

Dividend rate represents annualized distribution based on the most recent quarterly floating rate.

The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2017, none of the issued Class A Preference Shares have been redeemed by BRP Equity.

Class A Preference Shares – Normal Course Issuer Bid

In June 2017, the TSX accepted notice of BRP Equity’s intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to June 26, 2018, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, it is permitted to repurchase up to 10% of the total public float for each respective series of our Class A Preference Shares.